Revenue (Tables)	9 Months Ended
Sep. 30, 2026
Revenue [abstract]
Schedule of Revenue

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Technical and laboratory services revenue	264,336	154,040	1,932,077	479,491
Total revenue	264,336	154,040	1,932,077	479,491